UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (95.0%)

Australia (9.5%)

Airlines
Qantas Airways Ltd. (a)	1,311,783	$2,426

Commercial Banks
Australia & New Zealand Banking Group Ltd.	240,069	5,784
Commonwealth Bank of Australia	111,328	5,778
		11,562
Construction & Engineering
UGL Ltd.	211,100	2,887

Energy Equipment & Services
WorleyParsons Ltd.	84,649	2,510

Food & Staples Retailing
Wesfarmers Ltd.	65,123	2,025

Insurance
AMP Ltd.	686,835	3,073
Suncorp Group Ltd.	356,377	3,101
		6,174
Media
Ten Network Holdings Ltd.	894,906	746

Metals & Mining
BHP Billiton Ltd.	114,146	4,092
		32,422
China (10.5%)

Beverages
Tsingtao Brewery Co., Ltd. H Shares (b)	98,000	529

Commercial Banks
China Construction Bank Corp. H Shares (b)	6,065,560	4,687

Diversified Telecommunication Services
China Telecom Corp., Ltd. H Shares (b)	6,094,000	3,374

Food & Staples Retailing
China Resources Enterprise Ltd. (b)	312,000	1,089

Food Products
China Mengniu Dairy Co., Ltd. (b)	655,000	1,919

Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (a)(b)	690,200	1,106

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd. (b)	1,027,400	1,902

Insurance
AIA Group Ltd. (b)	589,600	2,160
China Pacific Insurance Group Co., Ltd. H Shares (b)	829,800	2,570

	Shares	Value (000)
Ping An Insurance Group Co. H Shares (b)	355,500	$2,687
		7,417
Internet Software & Services
Baidu, Inc. ADR (a)	13,200	1,924
Tencent Holdings Ltd. (b)	99,000	2,762
		4,686
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd. H Shares (b)	1,400,000	1,979

Personal Products
Hengan International Group Co., Ltd. (b)	133,500	1,350

Specialty Retail
Belle International Holdings Ltd. (b)	1,386,000	2,488
China ZhengTong Auto Services Holdings Ltd. (a)(b)	1,011,000	1,013
Chow Tai Fook Jewellery Group Ltd. (a)(b)	887,800	1,406
		4,907
Textiles, Apparel & Luxury Goods
Trinity Ltd. (b)	1,212,000	997
		35,942
Hong Kong (3.4%)

Airlines
Cathay Pacific Airways Ltd.	376,000	696

Commercial Banks
BOC Hong Kong Holdings Ltd.	406,000	1,121

Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	48,000	807

Industrial Conglomerates
Hutchison Whampoa Ltd.	241,000	2,408

Real Estate Management & Development
Cheung Kong Holdings Ltd.	87,000	1,124
Hongkong Land Holdings Ltd.	250,000	1,452
Kerry Properties Ltd.	34,500	155
Wharf Holdings Ltd.	522,805	2,841
		5,572
Textiles, Apparel & Luxury Goods
Samsonite International SA (a)	435,900	793

Wireless Telecommunication Services
SmarTone Telecommunications Holdings Ltd.	31,500	65
		11,462

	Shares	Value (000)
India (1.5%)

Automobiles
Tata Motors Ltd.	176,164	$952

Commercial Banks
IndusInd Bank Ltd.	381,591	2,451

Tobacco
ITC Ltd.	353,019	1,572
		4,975
Indonesia (6.0%)

Automobiles
Astra International Tbk PT	361,000	2,920

Commercial Banks
Bank Central Asia Tbk PT	1,562,500	1,367
Bank Mandiri Tbk PT	2,877,000	2,155
Bank Tabungan Negara Tbk PT	13,665,500	1,794
		5,316
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,481,500	1,134

Food Products
Indofood Agri Resources Ltd. (a)	1,108,000	1,371
Indofood Sukses Makmur Tbk PT	1,852,500	982
		2,353
Oil, Gas & Consumable Fuels
Delta Dunia Makmur Tbk PT (a)	8,019,500	535

Pharmaceuticals
Kalbe Farma Tbk PT	3,620,000	1,405

Real Estate Management & Development
Bumi Serpong Damai PT	21,154,500	2,984
Lippo Karawaci Tbk PT	23,416,500	2,049
		5,033
Wireless Telecommunication Services
Indosat Tbk PT	3,482,500	1,923
		20,619
Japan (38.3%)

Airlines
All Nippon Airways Co., Ltd.	219,000	661

Auto Components
Toyota Industries Corp.	86,300	2,602

Automobiles
Nissan Motor Co., Ltd.	438,200	4,664
Suzuki Motor Corp.	27,900	666

	Shares	Value (000)
Toyota Motor Corp.	176,400	$7,609
Yamaha Motor Co., Ltd.	391,800	5,250
		18,189
Building Products
Asahi Glass Co., Ltd.	430,000	3,647
Daikin Industries Ltd.	104,300	2,839
		6,486
Capital Markets
Daiwa Securities Group, Inc.	1,425,000	5,630
Nomura Holdings, Inc.	1,270,300	5,617
		11,247
Chemicals
Teijin Ltd.	191,000	642

Commercial Banks
Sumitomo Mitsui Financial Group, Inc.	175,600	5,777
Sumitomo Mitsui Trust Holdings, Inc.	1,821,000	5,808
Tokyo Tomin Bank Ltd. (The)	342,700	4,132
Yachiyo Bank Ltd. (The)	113,000	2,777
		18,494
Computers & Peripherals
Toshiba Corp.	575,000	2,529

Consumer Finance
Jaccs Co., Ltd.	603,000	2,149

Diversified Financial Services
Fuyo General Lease Co., Ltd.	85,200	3,022

Electrical Equipment
Furukawa Electric Co., Ltd.	484,000	1,286

Electronic Equipment, Instruments & Components
Hitachi Ltd.	398,000	2,554
TDK Corp.	25,400	1,439
		3,993
Insurance
Dai-ichi Life Insurance Co., Ltd. (The)	2,999	4,142
T&D Holdings, Inc.	515,200	5,969
		10,111
Machinery
Amada Co., Ltd.	159,000	1,072
Asahi Diamond Industrial Co., Ltd.	244,300	2,863
Sumitomo Heavy Industries Ltd.	475,000	2,640
THK Co., Ltd.	46,400	943
		7,518

	Shares	Value (000)
Marine
Mitsui OSK Lines Ltd.	1,360,000	$5,915
Nippon Yusen KK	1,161,000	3,647
		9,562
Media
Fuji Media Holdings, Inc.	450	774
TV Asahi Corp.	852	1,388
		2,162
Metals & Mining
Mitsubishi Materials Corp.	417,000	1,320
Mitsui Mining & Smelting Co., Ltd.	832,000	2,342
Nippon Steel Corp.	1,293,000	3,546
		7,208
Multiline Retail
Takashimaya Co., Ltd.	133,000	1,104

Real Estate Management & Development
Mitsubishi Estate Co., Ltd.	240,000	4,280
Mitsui Fudosan Co., Ltd.	243,000	4,647
		8,927
Road & Rail
East Japan Railway Co.	10,400	655

Semiconductors & Semiconductor Equipment
Disco Corp.	48,300	2,670
Tokyo Electron Ltd.	74,100	4,239
		6,909
Specialty Retail
K’s Holdings Corp.	158,800	5,119
		130,575
Korea, Republic of (11.3%)

Aerospace & Defense
Korea Aerospace Industries Ltd.	27,430	703

Airlines
Korean Air Lines Co., Ltd. (a)	15,913	702

Auto Components
Mando Corp.	2,978	438

Automobiles
Hyundai Motor Co.	15,939	3,278
Kolao Holdings	82,190	783
		4,061
Chemicals
Cheil Industries, Inc.	1,462	124

	Shares	Value (000)
Kumho Petro Chemical Co., Ltd.	6,673	$836
LG Chem Ltd.	3,859	1,260
SSCP Co., Ltd. (a)	29,257	125
		2,345
Commercial Banks
KB Financial Group, Inc.	30,525	1,114
Shinhan Financial Group Co., Ltd.	44,746	1,728
		2,842
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	29,679	2,116

Distributors
GS Retail Co., Ltd.	17,730	368

Food & Staples Retailing
E-Mart Co., Ltd.	816	180

Household Durables
Woongjin Coway Co., Ltd.	42,260	1,402

Information Technology Services
SK C&C Co., Ltd.	14,637	1,447

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	555	105

Internet Software & Services
NHN Corp.	689	158

Machinery
Hyundai Heavy Industries Co., Ltd.	6,074	1,724
Samsung Heavy Industries Co., Ltd.	4,630	154
		1,878
Media
Cheil Worldwide, Inc.	49,400	789
YG Entertainment, Inc. (a)	7,650	302
		1,091
Metals & Mining
Hyundai Steel Co.	10,619	956
POSCO	1,806	606
		1,562
Oil, Gas & Consumable Fuels
GS Holdings	24,608	1,409
SK Innovation Co., Ltd.	1,718	251
		1,660
Semiconductors & Semiconductor Equipment
Hynix Semiconductor, Inc. (a)	22,530	582
Samsung Electronics Co., Ltd.	8,404	9,457

	Shares	Value (000)
Samsung Electronics Co., Ltd. (Preference)	3,313	$2,324
		12,363
Software
NCSoft Corp.	3,140	830
Nexon Co., Ltd. (a)	127,000	2,213
		3,043
		38,464
Malaysia (1.4%)

Commercial Banks
CIMB Group Holdings Bhd	476,300	1,196

Construction & Engineering
IJM Corp. Bhd	307,500	565

Diversified Financial Services
AMMB Holdings Bhd	548,200	1,129

Health Care Equipment & Supplies
Top Glove Corp. Bhd	622,500	914

Industrial Conglomerates
Sime Darby Bhd	196,500	625

Real Estate Management & Development
UEM Land Holdings Bhd (a)	644,500	471
		4,900
Philippines (3.1%)

Airlines
Cebu Air, Inc.	504,530	789

Commercial Banks
Metropolitan Bank & Trust	1,700,380	3,460

Diversified Financial Services
Ayala Corp.	217,076	2,056
Metro Pacific Investments Corp.	32,570,000	3,140
		5,196
Food & Staples Retailing
Puregold Price Club, Inc. (a)	2,101,200	998

Transportation Infrastructure
International Container Terminal Services, Inc.	35,500	54
		10,497
Singapore (1.5%)

Commercial Banks
DBS Group Holdings Ltd.	141,000	1,591

	Shares	Value (000)
Food & Staples Retailing
Olam International Ltd.	793,318	$1,489

Industrial Conglomerates
Keppel Corp., Ltd.	111,100	971

Real Estate Management & Development
CapitaLand Ltd.	489,000	1,214
		5,265
Taiwan (6.6%)

Capital Markets

Yuanta Financial Holding Co., Ltd. (a)	1,074,564	559
Chemicals
Formosa Plastics Corp.	184,000	542
Taiwan Fertilizer Co., Ltd.	209,000	541
		1,083
Communications Equipment
HTC Corp.	68,851	1,393

Computers & Peripherals
Asustek Computer, Inc.	158,280	1,494
Catcher Technology Co., Ltd.	140,000	989
Foxconn Technology Co., Ltd.	2,000	8
		2,491
Construction & Engineering
Lung Yen Life Service Corp.	214,000	682

Construction Materials
Taiwan Cement Corp.	970,000	1,135

Diversified Financial Services
Chailease Holding Co., Ltd. (a)	258,000	370
Fubon Financial Holding Co., Ltd.	1,313,625	1,480
		1,850
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	1,461,419	5,670

Food Products
Uni-President Enterprises Corp.	2,445,906	3,385

Semiconductors & Semiconductor Equipment
MStar Semiconductor, Inc.	175,000	1,070
Taiwan Semiconductor Manufacturing Co., Ltd.	1,156,592	3,327
		4,397
		22,645

	Shares	Value (000)
Thailand (1.6%)

Airlines
Thai Airways International PCL	1,320,100	$1,102
Thai Airways International PCL NVDR	321,900	268
		1,370
Commercial Banks
Kasikornbank PCL NVDR	257,000	1,283

Construction Materials
Siam Cement PCL NVDR	95,300	1,097

Oil, Gas & Consumable Fuels
Banpu PCL	27,650	547

Real Estate Management & Development
Land and Houses PCL	5,249,500	1,174
		5,471
United States (0.3%)

Distributors
Li & Fung Ltd. (b)	398,000	913
Total Common Stocks (Cost $297,958)		324,150

Investment Company (1.6%)

India (1.6%)

Diversified Financial Services
Morgan Stanley Growth Fund (a)(c) (Cost $890)	4,967,183	5,488

Participation Notes (0.4%)

China (0.4%)

Software
UBS AG, UFIDA Software Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 9/30/13 (Cost $1,880)	50,497	1,506

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $10,221)	10,220,897	10,221
Total Investments (100.0%) (Cost $310,949) +		341,365
Liabilities in Excess of Other Assets (0.0) (e)		(114)
Net Assets (100.0%)		$341,251

(a)                                  Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  For the three months ended March 31, 2012, there were no transactions in Morgan Stanley Growth Fund, Investment Company, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(d)                                 The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+                                         At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $310,949,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $30,416,000 of which approximately $47,517,000 related to appreciated securities and approximately $17,101,000 related to depreciated securities.

(e)                                  Amount is less than 0.05%.

ADR                     American Depositary Receipt.

NVDR              Non-Voting Depositary Receipt.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank Hong Kong	JPY	152,409	$1,842	4/19/12	USD	1,822	$1,822	$(20)

JPY  -  Japenese Yen

USD - United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$703	$—	$—	$703
Airlines	5,542	1,102	—	6,644
Auto Components	3,040	—	—	3,040
Automobiles	26,122	—	—	26,122
Beverages	529	—	—	529
Building Products	6,486	—	—	6,486
Capital Markets	11,806	—	—	11,806
Chemicals	4,070	—	—	4,070
Commercial Banks	51,552	2,451	—	54,003
Communications Equipment	1,393	—	—	1,393
Computers & Peripherals	5,020	—	—	5,020
Construction & Engineering	6,250	—	—	6,250
Construction Materials	2,232	—	—	2,232
Consumer Finance	2,149	—	—	2,149
Distributors	1,281	—	—	1,281
Diversified Financial Services	12,004	—	—	12,004
Diversified Telecommunication Services	4,508	—	—	4,508
Electrical Equipment	1,286	—	—	1,286
Electronic Equipment, Instruments & Components	9,663	—	—	9,663
Energy Equipment & Services	2,510	—	—	2,510
Food & Staples Retailing	5,781	—	—	5,781
Food Products	7,657	—	—	7,657
Health Care Equipment & Supplies	914	—	—	914
Health Care Providers & Services	1,106	—	—	1,106
Household Durables	1,402	—	—	1,402
Independent Power Producers & Energy Traders	1,902	—	—	1,902
Industrial Conglomerates	4,004	—	—	4,004
Information Technology Services	1,447	—	—	1,447
Insurance	23,807	—	—	23,807
Internet Software & Services	4,844	—	—	4,844
Machinery	9,396	—	—	9,396
Marine	9,562	—	—	9,562
Media	3,999	—	—	3,999
Metals & Mining	12,862	—	—	12,862
Multiline Retail	1,104	—	—	1,104
Oil, Gas & Consumable Fuels	4,721	—	—	4,721
Personal Products	1,350	—	—	1,350
Pharmaceuticals	1,405	—	—	1,405
Real Estate Management & Development	22,391	—	—	22,391
Road & Rail	655	—	—	655
Semiconductors & Semiconductor Equipment	23,669	—	—	23,669
Software	3,043	—	—	3,043
Specialty Retail	10,026	—	—	10,026
Textiles, Apparel & Luxury Goods	1,790	—	—	1,790
Tobacco	1,572	—	—	1,572
Transportation Infrastructure	54	—	—	54
Wireless Telecommunication Services	1,988	—	—	1,988

Total Common Stocks	320,597	3,553	—	324,150
Investment Company	5,488	—	—	5,488
Participation Notes	—	1,506	—	1,506
Short-Term Investment - Investment Company	10,221	—	—	10,221
Total Assets	336,306	5,059	—	341,365
Liabilities:
Foreign Currency Exchange Contracts	—	(20)	—	(20)
Total	$336,306	$5,039	$—	$341,345

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities with a total value of approximately $1,102,000 transferred from Level 1 to Level 2. Securities which were valued using unadjusted quoted prices at December 31, 2011 were valued using other significant observable inputs at March 31, 2012.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012